Taxes on Income - Change in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 51,595	$ 26,068	$ 21,744
Additions (reductions) during the year	(3,367)	25,527	4,324
Balance at end of year	$ 48,228	$ 51,595	$ 26,068